Basis for Preparation - Standards Not Yet Adopted (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS 16
Operating profit		€ 5,703	€ 4,877	€ 5,135
Cash flows from operating activities		4,303	€ 5,045	€ 4,628
Application of IFRS 16
IFRS 16
Total assets	€ 1,900
Total liabilities	2,000
Cash flows from operating activities	400	€ 300
Application of IFRS 16 | Highest
IFRS 16
Operating profit	100
Retained Earnings | Application of IFRS 16
IFRS 16
Amount recorded as an adjustment to retained earnings as of the date of initial application	€ 100